Restatement and Correction of Error	12 Months Ended
Dec. 31, 2013
Restatement and Correction of Error [Abstract]
RESTATEMENT AND CORRECTION OF ERROR
21.	RESTATEMENT AND CORRECTION OF ERROR

On November 15, 2013, the Company concluded that the consolidated balance sheet, and related consolidated statement of operations and comprehensive income/(loss), stockholders’ equity and statements of cash flows included in Form 20-F Annual Report, dated June 6, 2013 (the “2012 Financials”) and the consolidated balance sheet, and related consolidated statement of operations and comprehensive income/(loss), stockholders’ equity and statements of cash flows included in Form 20-F Annual Report, dated April 20, 2012 (the “2011 Financials”) will need to be restated as a result of non-reliance of audited financial statements as of and for the year ended December 31, 2011, which were audited by another auditor, who has withdrawn registration with the PCAOB and the SEC has denied the auditor the privilege of appearing and practicing before the Commission as an accountant.  Consequently, the Company has been requested by the SEC to re-audit the financial statements as of and for the year ended December 31, 2011.  In this connection, the financial statements as of and for the year ended December 31, 2012 has been affected due to findings from the re-audit of 2011 financial statements.

The following tables show the previously report amounts, the required adjustment and the currently restated amounts related to the Company’s financial position and results of operations at December 31, 2012 (as restated), and for the year then ended.

	December 31, 2012
Financial Position	As Previously Reported	Adjustment	As Currently Reported (Restated)
Current assets	$20,506,489	$1,270,497	$21,776,986
Non-current assets	20,840,271	(4,312,074)	16,528,197
Total assets	$41,346,760	$(3,041,577)	$38,305,183

Current liabilities	$22,021,792	$(1,552,893)	$2,046,899
Non-current liabilities	634,810	-	634,810
Total liabilities	22,656,602	(1,552,893)	21,103,709

Stockholders’ equity	18,690,158	(1,488,683)	17,201,475
Total liabilities and stockholders’ equity	$41,346,760	$(3,041,577)	$38,305,183

	For the year ended December 31, 2012
	As Previously Reported	Adjustment	As Currently Reported (Restated)
Revenues
Sales	$10,098,202	$(113,478)	$9,984,724
Cost of Sales	7,159,814	166,367	7,326,181
Gross Profit	2,938,388	(279,844)	2,658,544

Total Operating Expenses	7,246,458	(2,140)	7,244,318

Operating Income (Loss)	(4,308,070)	(277,705)	(4,585,775)

Total Other Income (Loss) & Expense, net	676,518	13,057	689,575

Earnings before Tax	(3,631,552)	(264,648)	(3,896,200)

Income Tax/Deferred Tax Benefit	226,324	-	226,324
		-
Net Income	$(3,857,876)	$(264,647)	$(4,122,523)

Other Comprehensive Income
Foreign currency translation gain	20,657	241,017	261,674
Comprehensive Income	$(3,837,219)	$(23,630)	$(3,860,849)

Basic & Diluted Earnings (Loss) Per Share	$-0.46	$(0.03)	$-0.49

Weighted Average Shares Outstanding	8,337,320	-	8,337,320

              The following tables show the previously report amounts, the required adjustment and the currently restated amounts related to the Company’s financial position and results of operations at December 31, 2011 (as restated), and for the year then ended.

	December 31, 2011
Financial Position	As Previously Reported	Adjustment	As Currently Reported (Restated)
Current assets	$36,592,355	$(651,475)	$35,940,880
Non-current assets	15,656,288	(2,945,604)	12,710,684
Total assets	$52,248,643	$(3,597,079)	$48,651,564

Current liabilities	$28,610,314	$(2,123,027)	$26,487,287
Non-current liabilities	1,110,962	(8,999)	1,101,963
Total liabilities	29,721,276	(2,132,026)	27,589,250

Stockholders’ equity	22,527,367	(1,465,053)	21,062,314
Total liabilities and stockholders’ equity	$52,248,643	$(3,597,079)	$48,651,564

	For the year ended December 31, 2011
	As Previously Reported	Adjustment	As Currently Reported (Restated)
Revenues
Sales	$24,398,421	$(814,084)	$23,584,337
Cost of Sales	17,635,911	89,588	17,725,499
Gross Profit	6,762,510	(903,673)	5,858,837

Total Operating Expenses	4,704,284	495,542	5,199,826

Operating Income (Loss)	2,058,226	(1,399,215)	659,011

Total Other Income (Loss) & Expense, net	(524,696)	118,517	(406,179)

Earnings before Tax	1,533,530	(1,280,698)	252,832

Income Tax/Deferred Tax Benefit	345,550	(90,893)	254,657

Net Income	$1,187,980	$(1,189,805)	$(1,825)

Other Comprehensive Income
Foreign currency translation gain	916,979	(275,247)	641,732
Comprehensive Income	$2,104,959	$(1,465,052)	$639,907

Basic & Diluted Earnings (Loss) Per Share	$0.15	(0.15)	$0.00

Weighted Average Shares Outstanding	7,971,465	-	7,971,465

These corrections will be made to applicable prior period financial information in future filings with the SEC including this annual report.